Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2012
Long-Term Debt
	December 31, 2012 $		December 31, 2011 $
U.S. Dollar-denominated Revolving Credit Facilities due through 2018		812,509		1,246,360
Norwegian Kroner Bonds due in 2013 and 2017		215,641		100,417
U.S. Dollar-denominated Term Loans due through 2018		213,993		238,867
U.S. Dollar-denominated Term Loans due through 2023		527,489		443,432

		1,769,632		2,029,076
Less current portion		248,385		229,365

Total		1,521,247		1,799,711